Redeemable Convertible Preferred Shares and Capital Deficiency	12 Months Ended
Dec. 31, 2025
Redeemable Convertible Preferred Shares and Capital Deficiency [Abstract]
Redeemable Convertible Preferred Shares and Capital Deficiency

Note 10 — Redeemable Convertible Preferred Shares and Capital Deficiency

A. General

The Company’s Ordinary Shares, par value NIS 0.01 each, confer to their holders the right to receive notice to participate and vote in general meetings of the Company and the right to receive dividends, if declared.

The Company’s Redeemable Convertible Preferred Shares, par value NIS 0.01 each, confer to their holders the same rights as the Ordinary Shares and additional rights as set forth in the article of association.

	December 31, 2025		December 31, 2024		Carrying amount		Liquidation Preference
	Registered	Issued and Outstanding	Registered	Issued and Outstanding	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Ordinary Shares	7,192,608	836,512	8,796,571	651,571
Preferred A Shares	416,389	324,202	416,389	324,202	3,802	3,802	4,980	4,743
Preferred A-1 Shares	190,984	190,984	190,984	190,984	1,700	1,700	2,200	2,095
Preferred A-2 Shares	430,806	223,489	430,806	223,489	3,593	3,593	4,118	3,922
Preferred A-3 Shares	165,250	165,250	165,250	165,250	2,685	2,685	2,436	2,320
Preferred B Shares	800,000	—	—	—	—	—	—	—
Preferred C Shares	733,452	165,633	—	—	2,431	—	2,600	—
Preferred C-1 Shares	70,511	67,368	—	—	1,057	—	846	—
Total					15,268	11,780	17,180	13,080

The rights deriving from the Company’s Redeemable Convertible Preferred Shares A, A-1, A-2, A-3, B, C and C-1 grant standard voting rights for the holders of Redeemable Convertible Preferred Shares, together with the holders of Ordinary Shares. There are certain veto rights to the holders of Redeemable Convertible Preferred Shares based on regular majority threshold, as set forth in the Company’s articles of association.

The holders of Redeemable Convertible Preferred Shares have a preference to receive proceeds in the event of a distribution of dividends, liquidation, dissolution or winding up of the Company, a merger or consolidation of the Company in which its shareholders do not retain a majority of the voting power in the surviving entity, or a sale (or the commercial equivalent thereof, including an exclusive, long-term license) of all or substantially all the Company’s assets or share capital (a “Liquidation Event”), as follows: (i) first, the holders of the Series B Redeemable Convertible Preferred Shares and Series C Redeemable Convertible Preferred Shares will be entitled to receive, on a pari passu, pro rata basis, as applicable, a per share amount equal to the original price they have paid for each of their shares, plus an amount equal to all accrued but unpaid dividends thereon less any dividends and distributable proceeds of any kind previously paid in preference on such shares ; provided, however, that notwithstanding the above, in the event that the Closing of the Merger (both as defined in the Merger Agreement) does not take place within twelve (12) months of the Series C Closing, solely with respect to this subsection (i), the applicable original issue price of the holders of Series C Preferred Stock shall be deemed to be multiplied by 1.7. In the event that the distributable proceeds in such a Liquidation Event shall be insufficient to make payment of such an amount, all such distributable proceeds shall be distributed among the holders of Series B Redeemable Convertible Preferred Shares and Series C Redeemable Convertible Preferred Shares in proportion to their holdings in the Company; (ii) second, the holders of Series A-2 Redeemable Convertible Preferred Shares and Series A-3 Redeemable Convertible Preferred Shares shall be entitled to receive, on a pari passu, pro rata basis, as applicable, a per share amount equal to the original price they have paid for each of their shares, plus an amount equal to all accrued but unpaid dividends, and Preferred Dividends (as defined below) thereon less any dividends, Preferred Dividends and distributable proceeds of any kind previously paid in preference on such shares. In the event that after payment in full to the holders of Series B Redeemable Convertible Preferred Shares and Series C Redeemable Convertible Preferred Shares, as set forth above, the remaining distributable proceeds in such a Liquidation Event shall be insufficient to make payment of such an amount, all such distributable proceeds shall be distributed among the holders of Series A-2 Redeemable Convertible Preferred Shares and Series A-3 Redeemable Convertible Preferred Shares in proportion to their holdings in the Company; (iii) third, after the payment in full to the holders of Series B Redeemable Convertible Preferred Shares, Series C Redeemable Convertible Preferred Shares, Series A-2 Redeemable Convertible Preferred Shares and the Series A-3 Redeemable Convertible Preferred Shares, the same mechanism set forth in subsection (ii), with necessary adjustments shall apply to the holders of Series A Redeemable Convertible Preferred Shares and Series A-1 Redeemable Convertible Preferred Shares; and (iv) fourth, after the payment in full to the holders of Series A Redeemable Convertible Preferred Shares, Series A-1 Redeemable Convertible Preferred Shares, Series A-2 Redeemable Convertible Preferred Shares, Series A-3 Redeemable Convertible Preferred Shares, Series B Redeemable Convertible Preferred Shares and Series C Redeemable Convertible Preferred Shares, any remaining proceeds from such a Liquidation Event, shall be distributed pro rate among the holders of the Ordinary Shares. If the holders of Redeemable Convertible Preferred Shares would receive larger proceeds by converting to Ordinary Shares in a Liquidation Event, they shall be entitled to the amount they would have received had the conversion occurred immediately before the Liquidation Event, without actually converting the shares.

The Redeemable Convertible Preferred Shares, except for Series B Redeemable Convertible Preferred Shares and Series C Redeemable Convertible Preferred Shares, entitle their holders the right, in preference to all other holders of equity securities (including Ordinary Shares), to receive for each Preferred Share (excluding the Series B Redeemable Convertible Preferred Shares and the Series C Redeemable Convertible Preferred Shares) an annual cumulative dividend of 5% per annum, compounded annually, on each Share’s original issue price, as applicable (the “Preferred Dividends”). Any unpaid Preferred Dividend (or a portion thereof)at the end of each fiscal year will continue to accrue with interest until paid.

Each Redeemable Convertible Preferred Share may be converted to an Ordinary Share, subject to the standard adjustment mechanism set forth in the Company’s articles of association.

The Redeemable Convertible Preferred Shares has anti-dilution rights based on standard broad based weighted average calculation in the event of share issuance in a lower price per share than the price that was actually paid for each such share of the Company, with standard exceptions, as set forth in the Company’s articles of association.

Some of the Company’s shareholders have some additional standard rights that are deriving from their holdings of the shares of the Company, such as preemptive rights, right of first refusal, and co-sale right, all as set forth in the Company’s articles of association.

B. Issuance of Share Capital

In June and September 2023, the Company entered into a Series A-2 Redeemable Convertible Preferred Share Purchase Agreement with several investors for a total consideration of approximately $3,593 thousand, net of issuance costs, and issued 223,489 Redeemable Convertible preferred A-2 Shares, nominal value NIS 0.01 each.

In parallel to the execution of the Series A-2 investment, the then outstanding SAFE amount was automatically converted into 165,250 Series A-3 Redeemable Convertible Preferred Shares, nominal value NIS 0.01 each.

In May 2025, the Company entered into a Series C Redeemable Convertible Preferred Share Purchase Agreement with several investors for a total consideration of approximately $2,600 thousand, net of issuance costs, and issued 165,633 Redeemable Convertible preferred C Shares, nominal value NIS 0.01 each.

In parallel to the execution of the Series C investment, the then outstanding SAFE amount was automatically converted into 67,368 Series C-1 Redeemable Convertible Preferred Shares, nominal value NIS 0.01 each.

C. Share Based Compensation

In June 2020, the Company adopted the ‘2020 Share Option Plan’ (“ESOP”) for the Company’s officers, directors, employees, consultants and other service providers. The number of options reserved under the ESOP is 391,029 as of December 31, 2025.

Options granted under the ESOP expire on the earlier of: (1) 10 years from the date of grant; or (2) 90 days after termination of employment or engagement with the Company, as applicable. The options generally vest over a period of 2 to 4 years.

Grants to employees are made in accordance with the Plan and for Israeli employees, are carried out within the provisions of Section 102 of the Israel Income Tax Ordinance, under the capital gains track described in subsection (b)(2) of Section 102. In accordance with such track selected by the Company and the provisions associated with it, the Company is not entitled to claim a tax deduction for the employee benefits.

The stock-based expense recognized in the financial statements for services received is related to Research and Development, Sales and Marketing and General and Administrative expenses as shown in the following table:

	Year ended December 31, 2025	Year ended December 31, 2024
	USD thousands	USD thousands
Stock-based compensation expense – Research and development	1,094	577
Stock-based compensation expense – sales and marketing	555	51
Stock-based compensation expense – general and administrative	1,375	923
	3,024	1,551

The fair value of each option award is estimated on the date of grant using the Black and Scholes option-pricing model that used the assumptions in the following table.

The risk-free interest rate for grants is based on the yield from US treasury zero-coupon bonds with an equivalent term.

The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

	Granted in 2025	Granted in 2024
Dividend yield	0	0
Expected volatility(1)	62.27% – 63.01%	59.33% – 61.60%
Risk-free interest (%)	4.65 – 4.76	4.69 – 4.70
Expected term(2)	5 – 7 years	5 – 7 years
Exercise price ($)	0.57 – 27.19	0.57 – 10.62
Total fair value at the grant date (USD thousands)	4,617	1,268
Weighted average fair value at the grant date	$27.47	$17.89

Assumptions regarding the price of the underlying shares:
Probability of an IPO	90%	40%
Expected time to IPO (years)	0.5	1
Probability of liquidation event	10%	60%
Expected time to liquidation (years)	3	3

(1)	The annual expected volatility was applied, based on the average historical volatility of comparable companies for a period equal to the expected period, as of the valuation date.

(2)	Expected term (years) — represents the period that the Company’s options granted are expected to be outstanding. There is not sufficient historical share exercise data to calculate the expected term of the share options. Therefore, the Company elected to utilize the simplified method to value option grants. Under this approach, the weighted-average expected life is presumed to be the average of the shortest vesting term and the contractual term of the option.

A summary of the Company’s share option plan activity is as follows:

	Year ended December 31, 2025
	Number of options	Weighted average exercise price (USD)	Aggregate Intrinsic Value (USD thousands)
Outstanding at beginning of year	324,353	1.59
Granted	192,800	8.61	5,438
Forfeited and expired	(35,148)	6.31
Exercised	(175,049)	0.02	3,931
Outstanding at end of year	306,956	6.35	9,351
Exercisable at end of year	174,699	5.41	5,486

	Year ended December 31, 2025	Year ended December 31, 2024
Weighted average remaining contractual term (years) of outstanding grants	8.17	8.38
Weighted average remaining contractual term (years) of exercisable grants	7.61	8.17
Aggregate Intrinsic Value, outstanding (USD thousands)	9,351	8,394
Aggregate Intrinsic Value, exercisable (USD thousands)	5,486	5,742

As of December 31, 2025, the total compensation cost related to non-vested awards not yet recognized was approximately $1,306 thousands, which is expected to be recognized over a period of up to 3.25 years.

During the second quarter of 2024, the Company issued warrants to finders. As those warrants can be converted to the Company’s preferred shares, which are included under “Redeemable Convertible Preferred Shares” on the Company’s balance sheet for December 2024, and are not included in the Company’s shareholders equity, the Company concluded that the warrants should also be classified in the temporary equity. The warrants are recognized as a share-based payment under ASC 718.